CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (Q1) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 7,157	$ 7,233	$ 6,454	$ 6,173	$ 12,627	$ 19,860	$ 26,629	$ 23,362
Cost of revenues	1,350	1,689	1,868	1,652	3,520	5,210	6,701	6,267
Gross profit	5,807	$ 5,544	$ 4,586	4,521	$ 9,107	$ 14,650	19,928	17,095
Operating expenses
Selling, servicing and marketing	2,478			2,943			12,333	10,185
Technology and software development	2,300			2,637			11,353	8,410
General and administrative	2,757			1,718			12,542	5,032
Total operating expenses	7,535			7,298			36,228	23,627
Loss from operations	(1,728)			(2,777)			(16,300)	(6,532)
Interest income	10			0			18	3
Interest expense	(391)			(89)			(949)	0
Change in fair value of warrants	(153)			0			4,158	0
Loss before income tax	(2,262)			(2,866)			(13,073)	(5,748)
Income tax expense	0			0			3	2
Net loss	$ (2,262)			$ (2,866)			$ (13,076)	$ (5,750)
Net loss per common share:
Net loss per common share - basic (in dollars per share)	$ (0.08)			$ (0.21)			$ (0.59)	$ (0.32)
Net loss per common share - diluted (in dollars per share)	$ (0.08)			$ (0.21)			$ (0.59)	$ (0.32)
Weighted-average common shares outstanding
Weighted-average common shares outstanding - basic (in shares)	26,803,839			13,571,872			22,287,828	17,771,960
Weighted-average common shares outstanding - diluted (in shares)	26,803,839			13,571,872			22,287,828	17,771,960